Share-Based Compensation	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
13.	STOCK-BASED COMPENSATION

The Company grants stock-based awards to attract, retain and motivate key employees and directors.

Prior to the completion of the IPO, Profits Interests were issued through an LP Interest Agreement. The Profits Interests were, as part of the Corporate Conversion, converted into shares of common stock, restricted stock and stock options. The 2020 Omnibus Incentive Compensation Plan (“2020 Plan”), became effective as of June 11, 2020, the day of effectiveness of the registration statement filed in connection with the IPO. The 2020 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalent rights, and performance-based or other equity-related awards to the Company’s employees and directors. The maximum aggregate number of shares that may be issued under the 2020 Plan is 15,555,403 shares with 4,981,836 shares remaining in the reserve. The total aggregate number of shares may be adjusted as determined by the Board of Directors.

As part of the Corporate Conversion, the Company modified its terms and conditions of the performance-based awards by changing the vesting conditions. The change was treated as a modification under ASC 718, Stock Compensation, in which the fair value of the performance based awards was measured at the modification date and compared to the fair value of the modified award immediately prior to the modification, with the difference resulting in incremental compensation expense. As a result of the incremental fair value of the modified awards, the Company recognized $8.6 million in incremental compensation cost in “Selling, general and administrative expenses” in the Condensed Consolidated Statements of Comprehensive Income (Loss), for the three months ended June 30, 2020.

Stock-based compensation expense for the nine months ended June 30, 2020 and 2019 was $20.2 million and $2.6, respectively, recognized in “Selling, general and administrative expenses” in the Condensed Consolidated Statements of Comprehensive Income (Loss). Total income tax benefit for the nine months ended June 30, 2020 and 2019 was $1.6 million and $0.0 million, respectively. As of June 30, 2020, the Company had not yet recognized compensation cost on unvested stock-based awards of $136.3 million, with a weighted average remaining recognition period of 2.7 years.

The Company’s grant of 199,453 in restricted stock units to certain employees through the 2020 Plan, vest over one to four years at June 30, 2020.

The Company uses the Monte Carlo pricing model to estimate the fair value of its performance-based awards as of the grant date, and uses the Black Scholes pricing model to estimate the fair value of its service-based awards as of the grant date. Under the terms of the 2020 Plan, all stock options will expire if not exercised within ten years of the grant date.

The following table sets forth the significant assumptions used for the performance-based awards granted during the three months ended June 30, 2020:

June 12, 2020 Grant Date
Risk-free interest rate	0.75%
Expected volatility	40.00%
Expected term (in years)	0.50
Expected dividend yield	0.00%

The following table sets forth the significant assumptions used for the service-based awards granted during the three months ended June 30, 2020:

June 12, 2020 Grant Date
Risk-free interest rate	0.47% - 0.56%
Expected volatility	35.00%
Expected term (in years)	6.25 - 7.00
Expected dividend yield	0.00%

Stock Options

The following table summarizes the performance-based stock option activity for the three months ended June 30, 2020:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contract Term	Weighted Average Intrinsic Value
			(in years)	(in thousands)
Outstanding at October 1, 2019	—	$—	—	$—
Granted	1,706,098	23.00	10	14,372
Exercised	—	—	—	—
Cancelled/Forfeited	—	—	—	—
Expired	—	—	—	—

Outstanding at June 30, 2020	1,706,098	23.00	10	14,372

Vested and exercisable at June 30, 2020	—	—	—	—

The following table summarizes the service-based stock option activity for the three months ended June 30, 2020:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contract Term	Weighted Average Intrinsic Value
			(in years)	(in thousands)
Outstanding at October 1, 2019	—	$—	—	$—
Granted	3,388,557	23.00	10	39,510
Exercised	—	—	—	—
Cancelled/Forfeited	—	—	—	—
Expired	—	—	—	—

Outstanding at June 30, 2020	3,388,557	23.00	10	39,510

Vested and exercisable at June 30, 2020	928,648	23.00	10	7,294

The service-based stock options are subject to a 180-day lock up period, as described in the Prospectus, and therefore are not considered exercisable until such date.

Restricted Stock Awards

A summary of the performance-based restricted stock awards activity during the three months ended June 30, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
		(in thousands)
Outstanding and unvested at October 1, 2019	—	$—
Granted	3,884,602	89,032
Vested	—	—
Forfeited	—	—

Outstanding and unvested at June 30, 2020	3,884,602	89,032

A summary of the service-based restricted stock awards activity during the three months ended June 30, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
		(in thousands)
Outstanding and unvested at October 1, 2019	—	$—
Granted	1,647,428	5,571
Vested	53,132	147
Forfeited	—	—

Outstanding and unvested at June 30, 2020	1,594,296	5,424

11.	SHARE-BASED COMPENSATION

AOT Building Products, L.P. (the “Partnership”) has granted profits interests to employees and certain directors of the Company (“Management Limited Partners”) through an LP Interest Agreement in accordance with the Limited Partnership Agreement of the Partnership dated September 30, 2013 (the “Limited Partnership Agreement”). The Limited Partnership Agreement allows the board of directors of the general partner of the Partnership to make grant interests in the Partnership to eligible individuals. Awards that may be issued include common partnership interests, time vested Profits Interests and performance vested Profits Interests.

The Partnership interests enhance the Company’s ability to attract, retain, incentivize and motivate employees and to promote the success of the Company’s business by providing such participating individuals with a proprietary interest in the appreciation of value of the Partnership. The total number of Profit Interests that may be awarded under the Partnership agreement was 77,084 as of September 30, 2019. The Profit Interests are classified as equity awards in accordance with ASC 718 “Compensation—Stock Compensation.”

Awardees typically receive an equal number of time vested Profits Interests and performance vested Profits Interests. Profit Interests are awarded with a hurdle amount whereby, they do not participate in distributions to equity holders up to that hurdle amount, per the Limited Partnership Agreement. The hurdle amount for time vested and performance vested Profits Interests was $1,000 and increased to $1,740 for grants awarded after June 30, 2018.

The sole material asset of the Partnership is indirect ownership of the Company. Accordingly, the fair value of the Profits Interests was derived by reference to the value of the Company, which the Company estimated using a combination of the income approach and the market approach.

The estimated grant date fair values of both time vested and performance vested Profits Interests granted during 2019 and 2018, was derived using the option pricing method, which treats the various interests in the Partnership as call options with exercise prices determined based on their respective rights to participate in distributions by the Partnership. The values attributable to these implicit call options were determined using the Black-Scholes option pricing model.

The estimated grant date fair values of a time vested Profits Interests granted during 2019 and 2018, and the assumptions used for the Black-Scholes fair value model were as follows:

	2019	2018
Estimated weighted average grant date fair value per Profits Interests granted	$399	$ 448
Assumptions:
Risk-free interest rate	1.75 – 2.81%	0.88 – 2.81%
Expected term	2 years	2 – 3 years
Expected volatility	45.00% – 50.00%	45.00% – 55.00%
Dividend yield	0.00%	0.00%

The expected term was based on the anticipated time to liquidity. The risk-free interest rate has been determined on the yields for U.S. Treasury securities for a period approximating the expected term. The expected volatility has been estimated based on the volatilities using a weighted peer group of companies that are deemed to be similar to the Company and is calculated using the expected term of the profit interests granted.

Time vested Profits Interests generally vest in 20% increments on each of the first five anniversaries following the vesting commencement date, subject to continued employment; provided that the time vested Profits Interests may be redeemed by the Partnership for no value in the event that the awardee’s employment is terminated for cause or the awardee resigns without good reason prior to the third anniversary of the award’s grant date. In the event of a change in control, the vesting of outstanding time vested Profits Interests is accelerated. The compensation cost of time vested Profits Interests is determined based on the number of units granted and the fair value of the units at the grant date. That cost is expensed on a straight-line basis over the requisite service period.

Information on time vested Profit Interests activity is as follows:

	Number of Profits Interests	Weighted Average Grant Date Fair Value per Profit Interest
Balance as of September 30, 2017	24,911	$476
Granted	11,288	448
Redeemed	(660)	498
Forfeited	(915)	478
Expired	—	—

Balance as of September 30, 2018	34,624	$466

Granted	5,753	399
Redeemed	(35)	481
Forfeited	(2,913)	448
Expired	—	—

Balance as of September 30, 2019	37,429	$457

Vested Profits Interests as of September 30, 2019	17,905
Vested Profits Interests as of September 30, 2018	10,966

Profits Interests compensation expense related to the time vested Profits Interests awards was $3.3 million and $2.5 million for the years ended September 30, 2019 and 2018, respectively. As of September 30, 2019, the unrecognized compensation expense related to unvested time vested Profits Interests was $7.2 million, which expense will be recognized over the remaining weighted-average vesting period of 3.0 years. During the 2018 fiscal year, certain Profits Interests were redeemed more than six months after each of the interests vested, in connection with terminations of employment, for a total of $0.4 million, as the redemption value per unit exceeded the hurdle amount.

The estimated fair values of performance vested Profits Interests granted and the assumptions used for the option pricing model were as follows:

	Tranche 1 2019	Tranche 2 2019	Tranche 1 2018	Tranche 2 2018
Estimated weighted average grant date fair value per Profits Interest granted	$389	$309	$396	$313
Assumptions:
Risk-free interest rate	1.75% – 2.81%	1.75% – 2.81%	0.88% – 2.81%	0.88% – 2.81%
Expected term	2 years	2 years	2 – 3 years	2 – 3 years
Expected volatility	45.00% – 50.00%	45.00% – 50.00%	45.00% – 55.00%	45.00% – 55.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%

The fair market value of the Company’s underlying equity was derived using a combination of the income approach and the market approach. The income approach used a discounted cash-flow model. The market approach utilized the comparable company method by analyzing a group of companies that were considered to be comparable to the Company. The expected term represents the average of anticipated exit scenarios. The risk- free interest rate has been determined based on the yields for U.S. Treasury securities for a period approximating the expected term. The expected volatility has been estimated based on the volatilities of a peer group of companies that are deemed to be similar to the Company and is calculated using the expected term of the Profits Interests granted.

Performance vested Profits Interests only vest upon meeting the applicable performance criteria which are linked to the level of return on investment for Ares Corporate Opportunities Fund IV, L.P. and Ontario Limited Teachers Pension Fund (the “Sponsors”) of the Partnership. One tranche of the performance vested Profits Interests vests when the cumulative return to each of the Sponsors exceeds 2 times the aggregate capital contributions made by the Sponsors or, upon a change in control of the Company, exceeds an internal rate of return greater than 25%. The other tranche vests when the cumulative return to each of the Sponsors exceeds 2.75 times the aggregate capital contributions made by the Sponsor or upon a change in control of the Company, exceeds an internal rate of return of 30%. These performance vested Profits Interests expire on the earlier of the tenth anniversary of the date of grant date or a change in control in which the performance criteria was not met, subject to potential earlier expiration upon the awardee’s termination of employment.

Information on performance vested Profits Interests activity is as follows:

	Tranche 1		Tranche 2
	Number of Interests	Weighted Average Grant Date Fair Value per Profit Interest	Number of Interests	Weighted Average Grant Date Fair Value per Profit Interest
Balance as of September 30, 2017	10,703	$354	10,703	$286
Granted	5,644	396	5,644	313
Redeemed	—		—
Forfeited	(788)	313	(788)	265
Expired	—		—

Balance as of September 30, 2018	15,559	371	15,559	296

Granted	2,876	389	2,876	309
Redeemed	—		—
Forfeited	(2,271)	381	(2,271)	301
Expired	—		—

Balance as of September 30, 2019	16,164	$373	16,164	$298

As the performance criteria have not been achieved, and the achievement of the performance criteria has not been deemed to be probable at any time up to and including September 30, 2019, no Profits Interests-based compensation expense was recorded related to the performance vested Profit Interests awards. As of September 30, 2019 and 2018, unrecognized compensation related to non-vested Performance Vested Profits Interests was $10.8 million and $10.4 million, respectively.

Additionally, during the year ended September 30, 2019 the Company granted certain awards that have similar performance criteria to the performance vested profits interest. As those criteria have not been met no compensation expense has been recognized. As of September 30, 2019, unrecognized compensation related to these awards was $4.1 million.

The Company also granted 500 common interests with a fair value of $0.5 million to the Chief Executive Officer of the Company, with a vesting period of two years. The fair value was expensed over the related service period beginning in the third quarter of fiscal year ending September 30, 2016 and ending in the third quarter of fiscal year ending September 30, 2018. These common interests are fully vested as of September 30, 2018.